Deposits	12 Months Ended
Dec. 31, 2021
Schedule Of Deposits
Deposits

12.	Deposits

	2021	2020
Maintenance deposits	1,000,995	1,032,418
Court deposits	575,917	667,565
Deposit in guarantee for lease agreements	372,114	358,472
Total	1,949,026	2,058,455

Current	191,184	-
Non-current	1,757,842	2,058,455

12.1.	Maintenance deposits

The Company makes deposits in U.S. dollars for the maintenance of aircraft and engines, which will be used in future events as established in certain lease agreements. The Company has the right to choose to carry out the maintenance internally or through its suppliers.

Maintenance deposits do not exempt the Company, as a lessee, from contractual obligations related to the maintenance or the risk associated with operating activities. These deposits can be replaced by bank guarantees or letters of credit (SBLC - stand by letter of credit) as according to the conditions established in the aircraft lease. These letters can be executed by the lessors if the maintenance of the aircraft and engines does not occur according to the review schedule. Several aircraft lease agreements do not require maintenance deposits and have credit bills to ensure the maintenance is carried out in the scheduled periods. Until December 31, 2021, no credit bill had been executed against the Company.

The Company has two categories of maintenance deposits:

•	Maintenance guarantee: Refers to one-time deposits that are refunded at the end of the lease, and can also be used in maintenance events, depending on negotiations with lessors. The balance of these deposits on December 31, 2021 was R$262,061 (R$273,311 on December 31, 2020).

•	Maintenance reserve: Refers to amounts paid monthly based on the use of components and can be used in maintenance events as set by an agreement. On December 31, 2021, the balance referring to such reserves was R$738,934 (R$759,108 on December 31, 2020).

12.2.	Court deposits

Court deposits and blocks represent guarantees of tax, civil and labor lawsuits, kept in court until the resolution of the disputes to which they are related. Part of the court deposits refers to civil and labor lawsuits arising from succession requests in lawsuits filed against Varig S.A. or also labor lawsuits filed by employees who do not belong to GLA or any related party. Considering that Management does not believe that the Company is legally responsible for such claims and the release of the court deposits has been claimed. As of December 31, 2021, the blocked amounts referring to Varig S.A.'s succession proceedings and third-party proceedings were R$59,990 and R$104,043, respectively (R$77,564 and R$105,320 as of December 31, 2020), the remaining amounts refer to legal proceedings to which the Company is the main party.